Rights of Use - Gross Costs, Accumulated Depreciation, and Impairment Losses of Rights of Use (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ 7,907	€ 8,448	€ 8,279
Rights of use on land and natural properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	815	834	885
Rights of use on buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	3,900	4,287	4,130
Rights of use on plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	2,947	3,080	3,037
Other rights of use
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	245	247	€ 227
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	18,049	17,210
Cost | Rights of use on land and natural properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	2,173	2,051
Cost | Rights of use on buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	9,525	9,411
Cost | Rights of use on plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	5,837	5,250
Cost | Other rights of use
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	514	498
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(10,142)	(8,762)
Accumulated depreciation | Rights of use on land and natural properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(1,358)	(1,217)
Accumulated depreciation | Rights of use on buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(5,625)	(5,124)
Accumulated depreciation | Rights of use on plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(2,890)	(2,170)
Accumulated depreciation | Other rights of use
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ (269)	€ (251)